Goodwill and Other Intangible Assets, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Other Intangible Asset [Line Items]
Accumulated goodwill impairment losses	$ 0
Goodwill impairment	0
Intangible asset amortization expense	154,000,000	$ 163,000,000	$ 158,000,000
Anticipated annual amortization expense of other intangible assets for 2018	163,000,000
Anticipated annual amortization expense of other intangible assets for 2019	158,000,000
Anticipated annual amortization expense of other intangible assets for 2020	152,000,000
Anticipated annual amortization expense of other intangible assets for 2021	147,000,000
Anticipated annual amortization expense of other intangible assets for 2022	$ 145,000,000
Impairment of intangible assets		51,000,000
Developed Technology Asset
Goodwill And Other Intangible Asset [Line Items]
Impairment of intangible assets		41,000,000	13,000,000
In-Process Research and Development Asset (IPR&D)
Goodwill And Other Intangible Asset [Line Items]
Impairment of indefinite-lived intangible asset		$ 27,000,000	$ 10,000,000